------------------------
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                                                        ------------------------
                                                        OMB Number:    3235-0570
                                                        Expires:   Nov. 30, 2005
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                                                        Hours per responses: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08873


                   American Fidelity Dual Strategy Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106

--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                               Stephen P. Garrett
                       American Fidelity Assurance Company
                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106

--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use his information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1:   Annual Report to Shareholders

American Fidelity

DUAL STRATEGY
FUND, INC. (R)
(LOGO)
                                  Annual Report

                                December 31, 2004

Dear Participant:

The US stock market, as measured by the S&P 500, was up slightly more than 9% in the fourth quarter of 2004. For the year, that same index was up almost 11%. By contrast, intermediate term, investment quality bonds (the Lehman government, credit index) were up less than half of 1% in the fourth quarter, with a year-to-date number of approximately 3%. Money market yields are still below 2% on an annual basis.

The Dual Strategy Fund continues to invest in high quality, large capitalization stocks - with 50% of the portfolio following a value strategy and 50%, the growth strategy. Todd Investment Advisors, based in Louisville, Kentucky, is the value manager. Seneca Capital Management, located in San Francisco, is the growth manager. This two-pronged approach provides for prudent diversification among non-speculative, large US stocks.

The following comments from recent strategy materials gives a sense of what Todd (the value investor) expects in the coming months:

          While the rate of growth in profits slowed from the breakneck pace of the fourth quarter of 2003, profits and profit margins are at all-time highs. The combination of strong profit growth and lower interest rates, the most important inputs in our investment model, have made stock valuations much more attractive, especially for the large-cap high quality companies. In summary...our constructive outlook for the market remains unchanged.


In similar fashion, the following is representative of Seneca's (the growth investor) outlook:

          We believe that structural forces are in place to maintain interest rates at relatively low levels for some time to come. (That)...translates into positive outlooks for stocks and bonds alike. We expect the new year will be positive for stocks with returns in line with corporate earnings growth. "Neutral" Fed policy, low inflation and moderate earnings growth are conditions for neither an exuberant bull nor a punishing bear market in stocks.

Because the future is difficult to predict, the Dual Strategy Fund continues to try to garner the best ideas from the two basic, recurrent investment themes -- growth and value. Todd and Seneca have good long term performance records. There are no guarantees in stock investing, but we believe these two different approaches -- linked together -- offer you a sound opportunity for long term success.

                                    Sincerely,


                                    JOHN W. REX
                                    John W. Rex, President
                                    American Fidelity Dual Strategy Fund. Inc.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

                              Financial Statements

                                December 31, 2004

     (With Report of Independent Registered Public Accounting Firm Thereon)

             Report of Independent Registered Public Accounting Firm


Board of Directors and Shareholders
American Fidelity Dual Strategy Fund, Inc.:


We have audited the accompanying statement of assets and liabilities of American Fidelity Dual Strategy Fund, Inc. (the Fund), including the schedule of portfolio investments, as of December 31, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Fidelity Dual Strategy Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                 KPMG LLP


Oklahoma City, Oklahoma
January 19, 2005

                             AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                 Statement of Assets and Liabilities
                                          December 31, 2004


Investments, at market value (cost $181,202,576)                            $      207,165,715
Accrued interest and dividends                                                         226,300
                                                                               -------------------
                 Net assets                                                 $      207,392,015
                                                                               ===================
Composition of net assets:
     Net capital paid in on shares of capital stock                         $      207,118,938
     Undistributed net investment income                                             2,424,120
     Accumulated net realized losses                                               (28,114,182)
     Unrealized appreciation on investments                                         25,963,139
                                                                               -------------------
                 Net assets (equivalent to $10.124 per share based on
                    20,484,486 shares of capital stock outstanding)         $      207,392,015
                                                                               ===================

See accompanying notes to financial statements.

                             AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                       Statement of Operations
                                    Year ended December 31, 2004

Investment income:
     Income:
        Dividends (net of foreign taxes paid of $3,424)                     $        3,482,038
        Interest                                                                       157,874
                                                                               -------------------
                                                                                     3,639,912
     Expenses:
        Investment advisory fees (note 2)                                              982,909
                                                                               -------------------
                 Net investment income                                               2,657,003
                                                                               -------------------
Realized gains on investments:
     Proceeds from sales                                                           136,556,365
     Cost of securities sold                                                       134,942,486
                                                                               -------------------
                 Net realized gains on investments                                   1,613,879
                                                                               -------------------
Unrealized appreciation on investments, end of year                                 25,963,139
Unrealized appreciation on investments, beginning of year                           14,577,195
                                                                               -------------------
                 Change in unrealized appreciation on investments                   11,385,944
                                                                               -------------------
                 Net increase in net assets resulting from operations       $       15,656,826
                                                                               ===================

See accompanying notes to financial statements.

                                 AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                     Statements of Changes in Net Assets
                                   Years ended December 31, 2004 and 2003


                                                                        2004                  2003
                                                                 -------------------   -------------------
Increase in net assets from operations:
    Net investment income                                     $        2,657,003             2,094,224
    Net realized gains (losses) on investments                         1,613,879            (7,075,373)
    Increase in unrealized appreciation on investments                11,385,944            44,972,733
                                                                 -------------------   -------------------
             Net increase in net assets resulting
                from operations                                       15,656,826            39,991,584
                                                                 -------------------   -------------------
Distributions to shareholders (note 3):
    Investment income                                                 (2,000,000)           (2,000,000)
                                                                 -------------------   -------------------
             Total distributions to shareholders                      (2,000,000)           (2,000,000)
Changes from capital stock transactions (note 4)                      (3,195,847)             (472,151)
                                                                 -------------------   -------------------
             Increase in net assets                                   10,460,979            37,519,433
Net assets, beginning of year                                        196,931,036           159,411,603
                                                                 -------------------   -------------------
Net assets, end of year                                       $      207,392,015           196,931,036
                                                                 ===================   ===================

Undistributed net investment income                           $        2,424,120             1,767,117


See accompanying notes to financial statements.

                                           AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                                      Financial Highlights


                                                   2004            2003            2002             2001              2000
                                             --------------   -------------   -------------   ----------------   --------------
Net investment income                      $         0.129           0.101           0.091              0.107            0.111
Net realized and unrealized
  gains (losses) from securities                     0.640           1.829          (2.657)            (1.437)          (0.067)
                                             --------------   -------------   -------------   ----------------   --------------
                                                     0.769           1.930          (2.566)            (1.330)           0.044
Distributions - investment income                   (0.098)         (0.097)         (0.073)            (0.124)          (0.127)
Distributions - capital gains                           --              --              --                 --           (0.051)
                                             --------------   -------------   -------------   ----------------   --------------
Net increase (decrease) in
  net asset unit value                               0.671           1.833          (2.639)            (1.454)          (0.134)
Net asset unit value,
  beginning of period                                9.453           7.620          10.259             11.713           11.847
                                             --------------   -------------   -------------   ----------------   --------------
Net asset unit value, end of period        $        10.124           9.453           7.620             10.259           11.713
                                             ==============   =============   =============   ================   ==============
Net assets outstanding, end of period      $   207,392,015     196,931,036     159,411,603        209,014,499      233,478,387

Ratios:
    Ratio of expenses to average
      net assets                                     0.50%           0.50%           0.50%              0.50%            0.50%
    Ratio of net investment income to
      average net assets                             1.35%           1.21%           1.03%              1.00%            0.95%
    Portfolio turnover rate                         70.81%          56.75%          52.14%             52.82%           33.31%
    Total return <F1>                                8.16%          25.38%        (25.05)%           (11.33)%            0.36%


<F1>
     Total return figures do not reflect charges pursuant to the terms of the variable annuity contracts funded by separate accounts that invest in the Fund's shares.

See accompanying notes to financial statements.

                                        AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                             Schedule of Portfolio Investments
                                                    December 31, 2004

                                                                                             Market value
                                                                                 ---------------------------------------
                                                                Shares or                                Percentage
                                                                principal                                  of net
Common stock:                                                     amount              Amount               assets
                                                             -----------------   ------------------   ------------------
Building materials and gardening supplies:
    Home Depot, Inc.                                                50,000    $       2,137,000             1.03%
                                                                                 ------------------   ------------------
                                                                                      2,137,000             1.03%
                                                                                 ------------------   ------------------
Business services:
    Adobe Systems, Inc.                                             38,710            2,428,665             1.17%
    Alliance Data Systems Corporation                               41,590            1,974,693             0.95%
    Automatic Data Processing, Inc.                                 58,860            2,610,441             1.26%
    Computer Associates International, Inc.                            156                4,845             0.00%
    Computer Sciences Corp. *                                       46,000            2,593,020             1.25%
    First Data Corporation                                          45,260            1,925,360             0.93%
    Microsoft Corporation                                          136,000            3,632,560             1.75%
    Oracle Corporation *                                            80,000            1,097,600             0.53%
    SunGard Data Systems, Inc. *                                    54,000            1,529,820             0.74%
    Verisign, Inc.                                                  73,300            2,457,016             1.18%
                                                                                 ------------------   ------------------
                                                                                     20,254,020             9.76%
                                                                                 ------------------   ------------------
Chemicals and allied products:
    Amgen, Inc. *                                                   48,460            3,108,709             1.50%
    Bristol-Myers Squibb Company                                    32,000              819,840             0.40%
    Dow Chemical Company                                            99,430            4,922,779             2.37%
    Estee Lauder Companies                                          50,890            2,329,235             1.12%
    Gillette Company                                                65,290            2,923,686             1.41%
    Pfizer, Inc.                                                    64,400            1,731,716             0.83%
                                                                                 ------------------   ------------------
                                                                                     15,835,965             7.63%
                                                                                 ------------------   ------------------
Communications:
    SBC Communications, Inc.                                        57,582            1,483,888             0.72%
    Verizon Communications, Inc.                                    54,248            2,197,587             1.06%
                                                                                 ------------------   ------------------
                                                                                      3,681,475             1.78%
                                                                                 ------------------   ------------------
Depository institutions:
    Bank of America Corporation                                     94,064            4,420,067             2.13%
    Citigroup, Inc.                                                 74,000            3,565,320             1.72%
    JP Morgan Chase and Company                                     61,350            2,393,264             1.15%
    PNC Financial Services Group                                    18,000            1,033,920             0.50%
    Wachovia Corporation                                            28,000            1,472,800             0.71%
    Wells Fargo & Company                                           48,000            2,983,200             1.44%
                                                                                 ------------------   ------------------
                                                                                     15,868,571             7.65%
                                                                                 ------------------   ------------------
Durable goods, wholesale:
    Johnson and Johnson                                             51,100            3,240,762             1.56%
                                                                                 ------------------   ------------------
                                                                                      3,240,762             1.56%
                                                                                 ------------------   ------------------
Eating and drinking places:
    McDonald's Corporation                                          37,000            1,186,220             0.57%
                                                                                 ------------------   ------------------
                                                                                      1,186,220             0.57%
                                                                                 ------------------   ------------------
Electric, gas and sanitary service:
    Dominion Resources                                              30,000            2,032,200             0.98%
    Xcel Energy, Inc.                                               45,000              819,000             0.39%
    Keyspan Corporation                                             37,000            1,459,650             0.70%
                                                                                 ------------------   ------------------
                                                                                      4,310,850             2.07%
                                                                                 ------------------   ------------------
Electronic and other electric equipment:
    Emerson Electric Company                                        34,000            2,383,400             1.15%
    Flextronics International Ltd **  *                             48,000              663,360             0.32%
    General Electric Company                                       100,000            3,650,000             1.76%
    Intel Corporation                                              111,900            2,617,341             1.26%
    L-3 Communications Holdings, Inc.                               31,350            2,296,074             1.11%
    Lucent Technologies, Inc. Warrants                               3,487                5,510             0.00%
    Qualcomm, Inc.                                                  58,000            2,459,200             1.19%
    Ericsson (LM) Tel.                                              92,060            2,898,969             1.40%
    Texas Instruments                                               40,000              984,800             0.47%
                                                                                 ------------------   ------------------
                                                                                     17,958,654             8.66%
                                                                                 ------------------   ------------------
 Food and kindred products:
    Anheuser-Busch Companies, Inc.                                  35,000            1,775,550             0.86%
    PepsiCo, Inc.                                                   18,000              939,600             0.45%
                                                                                 ------------------   ------------------
                                                                                      2,715,150             1.31%
                                                                                 ------------------   ------------------
 General merchandise:
    Costco Wholesale Corporation                                    47,880            2,317,871             1.12%
    J.C. Penney Company, Inc.                                       72,020            2,981,628             1.44%
    Target Corporation                                             127,370            6,614,324             3.19%
                                                                                 ------------------   ------------------
                                                                                     11,913,823             5.75%
                                                                                 ------------------   ------------------
 Health services:
    Caremark Rx, Inc.                                              102,570            4,044,335             1.95%
                                                                                 ------------------   ------------------
                                                                                      4,044,335             1.95%
                                                                                 ------------------   ------------------
 Holding and other investment offices:
    Archstone Smith Trust                                           35,600            1,363,480             0.66%
    Duke Realty Corporation                                         30,000            1,024,200             0.49%
    First Industrial Realty Trust                                   31,200            1,270,776             0.61%
    Mack-Cali Realty Corporation                                    21,100              971,233             0.47%
    Simon Property Group, Inc.                                      19,000            1,228,730             0.59%
                                                                                 ------------------   ------------------
                                                                                      5,858,419             2.82%
                                                                                 ------------------   ------------------
Home furniture and equipment:
    Best Buy Company, Inc.                                          63,000            3,743,460             1.81%
                                                                                 ------------------   ------------------
                                                                                      3,743,460             1.81%
                                                                                 ------------------   ------------------
Hotels and other lodging places:
    Marriott International, Inc.                                    41,830            2,634,453             1.27%
                                                                                 ------------------   ------------------
                                                                                      2,634,453             1.27%
                                                                                 ------------------   ------------------
Industrial machinery and equipment:
    Applied Materials, Inc. *                                      156,630            2,678,373             1.29%
    Cisco Systems, Inc. *                                          248,070            4,787,751             2.31%
    Dell Computer Corp.*                                            74,320            3,131,845             1.51%
    EMC Corporation                                                208,610            3,102,031             1.50%
    International Business Machines Corporation                     32,000            3,154,560             1.52%
    3M Company                                                      29,260            2,401,368             1.16%
    United Technologies Corp.                                       63,810            6,594,764             3.18%
                                                                                 ------------------   ------------------
                                                                                     25,850,692            12.47%
                                                                                 ------------------   ------------------
Instruments and related products:
    Stryker Corporation                                             55,950            2,699,588             1.30%
                                                                                 ------------------   ------------------
                                                                                      2,699,588             1.30%
                                                                                 ------------------   ------------------
Insurance carriers:
    American International Group, Inc.                              32,510            2,134,932             1.03%
    MGIC Investment Corporation                                     36,000            2,480,760             1.20%
    UnitedHealth Group, Inc.                                        24,600            2,165,538             1.04%
    Wellpoint, Inc. *                                               39,000            4,485,000             2.16%
                                                                                 ------------------   ------------------
                                                                                     11,266,230             5.43%
                                                                                 ------------------   ------------------
Miscellaneous manufacturing industries:
    Tyco International, Ltd. **                                     88,400            3,159,416             1.52%
                                                                                 ------------------   ------------------
                                                                                      3,159,416             1.52%
                                                                                 ------------------   ------------------
Nondepository institutions:
    MBNA Corporation                                               100,625            2,836,619             1.37%
                                                                                 ------------------   ------------------
                                                                                      2,836,619             1.37%
                                                                                 ------------------   ------------------
Nondurable goods - wholesale:
    McKesson Corporation                                            46,000            1,447,160             0.70%
    Medco Health Solutions*                                          3,425              142,480             0.07%
    Cardinal Health, Inc.                                           34,500            2,006,175             0.97%
                                                                                 ------------------   ------------------
                                                                                      3,595,815             1.74%
                                                                                 ------------------   ------------------
Oil and gas extraction:
    Kerr-McGee Corporation                                          35,400            2,045,766             0.99%
                                                                                 ------------------   ------------------
                                                                                      2,045,766             0.99%
                                                                                 ------------------   ------------------
Paper and allied products:
    Georgia-Pacific Corporation                                     52,760            1,977,445             0.95%
    Kimberly-Clark Corporation                                      60,500            3,981,505             1.92%
                                                                                 ------------------   ------------------
                                                                                      5,958,950             2.87%
                                                                                 ------------------   ------------------
Personal services:
    H&R Block, Inc.                                                 40,600            1,989,400             0.96%
                                                                                 ------------------   ------------------
                                                                                      1,989,400             0.96%
                                                                                 ------------------   ------------------
Petroleum refining and related industries:
    BP (U.S.) PLC **                                                60,320            3,522,688             1.70%
    ChevronTexaco                                                   45,584            2,393,616             1.15%
    ConocoPhillips                                                  42,000            3,646,860             1.76%
                                                                                 ------------------   ------------------
                                                                                      9,563,164             4.61%
                                                                                 ------------------   ------------------
Printing, publishing and allied lines:
    Viacom, Inc.                                                    89,270            3,248,535             1.57%
                                                                                 ------------------   ------------------
                                                                                      3,248,535             1.57%
                                                                                 ------------------   ------------------
Railroad transportation:
    Union Pacific Corporation                                       28,700            1,930,075             0.93%
                                                                                 ------------------   ------------------
                                                                                      1,930,075             0.93%
                                                                                 ------------------   ------------------
Rubber and miscellaneous plastic products:
    Nike, Inc.                                                      32,780            2,972,818             1.43%
                                                                                 ------------------   ------------------
                                                                                      2,972,818             1.43%
                                                                                 ------------------   ------------------
Transportation by air:
     FedEx Corporation                                              29,200            2,875,908             1.39%
                                                                                 ------------------   -------------------
                                                                                      2,875,908             1.39%
                                                                                 ------------------   -------------------
Transportation equipment:
     Honda Motor Company **                                         42,000            1,094,520             0.53%
                                                                                 ------------------   -------------------
                                                                                      1,094,520             0.53%
                                                                                 ------------------   -------------------
Water transportation:
     Carnival Corporation                                           60,300            3,475,089             1.68%
                                                                                 ------------------   -------------------
                                                                                      3,475,089             1.68%
                                                                                 ------------------   -------------------
                 Total common stocks (cost $173,982,603)                            199,945,742             96.41%
                                                                                 ------------------   -------------------
Short-term investments:
     AIM Money market funds (2.19803% at
        December 31, 2004)                                       7,219,973            7,219,973             3.48%
                                                                                 ------------------   -------------------
                 Total short-term investments                                         7,219,973             3.48%
                                                                                 ------------------   -------------------
                 Total investments (cost $181,202,576)                              207,165,715            99.89%

Other assets and liabilities, net                                                       226,300             0.11%
                                                                                 ------------------   -------------------
                 Total net assets                                             $     207,392,015           100.00%
                                                                                 ==================   ===================

* Presently not producing dividend income
** Foreign investments

See accompanying notes to financial statements.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, Inc.

                          Notes to Financial Statements

                                December 31, 2004

(1)  Summary of Significant Accounting Policies

     (a)  General

          American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA).

          The Fund's investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

          Shares of the Fund are only available to separate accounts of AFA or other insurance companies to fund the benefits of variable annuity contracts.

     (b)  Investments

          Investments in corporate stocks are valued by FT Interactive Data Services. Securities for which published quotations are not available are valued at the quotation obtained from Bloomberg L.P. Short-term investments are valued on the basis of cost, which approximates market, and include all investments with maturities less than one year.

          The Fund's portfolio of investments is diversified such that not more than 5% of the value of the total assets of the Fund is invested in any one issuer and not more than 25% is invested in any one industry or group of similar industries. Management does not believe the Fund has any significant concentrations of credit risk.

          Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.

          Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund's investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are recorded as reductions of dividend income.

          The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

          In 2004, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $133,865,234 and $136,556,365, respectively, net of brokerage commissions.

          The gross unrealized appreciation and depreciation on investments at December 31, 2004 for financial reporting purposes were $36,086,712 and $10,123,573, respectively. For federal income tax purposes, the cost, unrealized appreciation, and unrealized depreciation were $181,554,635, $36,086,712, and $10,475,633, respectively, at December
          31, 2004.

     (c)  Income Taxes

          Management of the Fund believes that the Fund will continue to qualify as a "regulated investment company" under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The Fund's policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required.

          At December 31, 2004, the Fund had capital loss carryovers of $819,158 expiring in 2008, $6,881,056 expiring in 2009, $9,727,701 expiring in 2010, and $10,119,983 expiring in 2011. The Fund will elect to defer reporting for tax purposes capital losses of $214,226 incurred in November and December 2004 until 2005. These losses will expire in 2013. The Fund's board of directors does not intend to distribute any realized gain distributions until the carry forwards have been offset or expired.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

          On the statement of assets and liabilities, no permanent book-to-tax differences were recorded as of December 31, 2004 for undistributed net investment income, accumulated net realized loss, or unrealized appreciation on investments.

     (d)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     (e)  Distributions to Shareholders

          Distributions to shareholders are recorded on the ex-dividend date.

(2)  Transactions With Affiliates

     The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund's average daily net assets. AFA has engaged two subadvisors who receive fees based on a percentage of the Fund's daily net assets. The subadvisors' fees are paid by AFA.

     AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

     Certain officers and directors of the Fund are also officers and directors of AFA.

(3)  Distributions to Shareholders

     On November 15, 2004, a distribution of $0.0981 per share was declared from ordinary income, which amounts to $2,000,000. On November 14, 2003, a distribution of $0.0971 per share was declared from ordinary income, which amounted to $2,000,000.

(4)  Changes From Capital Stock Transactions

     As of December 31, 2004, 200,000,000 shares of $0.001 par value capital stock were authorized.

     Transactions in capital stock were as follows:

                                                  Shares                        Amount
                                      --------------------------     ---------------------------
                                           2004           2003           2004            2003
                                      ------------    ----------     -----------     -----------

Shares sold                                459,151       698,788     $ 4,385,025       5,799,322
Shares issued in reinvestment
  of dividends and distributions           202,675       202,726       2,000,000       2,000,000
                                      ------------    ----------     -----------     -----------
                                           661,826       919,514       6,385,025       7,799,322

Shares redeemed                         (1,010,583)   (1,005,637)     (9,580,872)     (8,271,473)
                                      ------------    ----------     -----------     -----------

  Decrease in net assets
    derived from capital
    stock transactions                    (348,757)      (86,123)    $(3,195,847)       (472,151)
                                      ============    ==========     ===========     ===========


DIRECTORS AND OFFICERS

     Information about the Fund's officers and directors is set forth below. No officer or director receives any remuneration from the Fund. The Fund's officers receive compensation from American Fidelity Assurance Company. Members of the Fund's Board of Directors who are not employees of American Fidelity Assurance Company receive $6,000 each from American Fidelity Assurance Company for their services as directors of the Fund. In addition, each director receives $750 for each Board meeting and Audit Committee meeting or other special meeting that he or she attends. The Fund's Statement of Additional Information contains additional information about the Fund's directors. You may request a free copy of the Statement of Additional Information by following the instructions on the back of this report.


----------------------------------- ----------------------------------- ------------------------------------------------------------
                                    Position(s) Held with Fund;         Principal Occupation(s) During Past 5 Years; Position(s)
Name, Address and Age <F1>         Length of Time Served                       with Affiliates; Other Directorships
----------------------------------- ----------------------------------- ------------------------------------------------------------
Officers and Interested
Directors <F2>

John W. Rex, 71                     President, Secretary and Chairman   Director and  President, American  Fidelity  Assurance
2000 N. Classen Boulevard           of the Board of Directors - 6 1/2   Company; Chief Operating Officer (1992 to 2001), American
Oklahoma City, OK 73106             years <F3><F4>                      Fidelity Assurance Company; Director and  Executive  Vice
                                                                        President, American Fidelity Corporation

David R. Carpenter, 53              Executive Vice President and        Executive Vice President and Treasurer, American Fidelity
2000 N. Classen Boulevard           Principal Financial Officer -       Assurance  Company; Executive Vice President,  American
Oklahoma City, OK 73106             Since February 19, 2003             Fidelity Corporation; President, Chief Executive Officer
                                                                        and Treasurer, American Fidelity Securities, Inc.

Stephen P. Garrett, 60              Chief Compliance Officer - Since    Chief  Compliance   Officer,   American  Fidelity  Assurance
2000 N. Classen Boulevard           September 1, 2004                   Company,  Senior  Vice  President  and  Secretary,  American
Oklahoma City, OK  73106                                                Fidelity Corporation

----------------------------------- ----------------------------------- ------------------------------------------------------------
Independent Directors

Jean G. Gumerson, 81                Director - 6 1/2  years <F3><F4>    President Emeritus,
711 Stanton L. Young Blvd.,                                             Presbyterian Health Foundation
Suite 604
Oklahoma City, OK 73104

Gregory M. Love, 43                 Director - 6 1/2  years <F3><F4>    President and Chief Operating Officer, Love's Development
P.O. Box 26210                                                          Companies
Oklahoma City, OK 73126

J. Dean Robertson, D.D.S.,          Director - 6 1/2  years <F3><F4>    Private practice in pediatric dentistry;
  M.Ed., 87                                                             Professor Emeritus, University of Oklahoma,
5222 North Portland                                                     College of Dentistry
Oklahoma City, OK 73112

G. Rainey Williams, Jr., 44         Director - 6 1/2  years <F3><F4>    President  and  Chief  Operating   Officer,   Marco  Holding
6301 N. Western                                                         Corporation; Director, BancFirst Corporation
Suite 200
Oklahoma City, OK 73118


------------------------
<F1>
      As of December 31, 2004.
<F2>
      "Interested person" of Dual Strategy Fund under Section 2(a)(19) of the Investment Company Act of 1940 due to position as officer of the Fund.
<F3>
       Officer and/or member of Dual Strategy Fund Board of Directors since the Fund's establishment in March 1998; previously officer and/or member of Board of Managers of Variable Annuity Fund A, the Fund's predecessor.
<F4>
       Pursuant to Dual Strategy Fund's Bylaws and the General Corporation Law of Maryland, the Fund's directors may serve without re-election until a majority of the Board's members serve by appointment, or otherwise are not elected by the Fund's shareholders.


Managements's Discussion of Fund Results

2004 Results

2004 was a continuation of the broad themes which had begun in 2003. 2003 brought us economic recovery, the war in Iraq, volatility in oil prices, a decline in the value of the dollar and the beginning of the presidential political cycle. During 2004 those forces persisted and intensified.

Specifically, the US economy continued its recovery - with improving corporate profits and profit margins, a general upward trend in the jobs picture, unwavering consumer spending and increasing business investment.

However, the early euphoria regarding the fall of Saddam in Iraq gave way to rising unease over a vicious insurgency. More dollars and more troops were sent to Iraq, during 2004, with little to show for our efforts. The elections scheduled for late January, 2005, now appear to be almost as divisive as celebratory. The investment of money and service-men and -women appears to go on without respite.

The cost of a barrel of oil increased by approximately 30% from January to December of 2004 - hitting an all-time absolute dollar high of $55 in the middle of the year. By the end of the year, the price had subsided to the mid to high $40's. It is a testament to the current strength of the US economy that this phenomenon seemed to have little negative impact.

The dollar gradually weakened for the twelve months of 2004. This, on balance, has helped our exporters. However, the decline and its potential for mischief have added a vague unease to the financial markets.

The reasonably calm ending to the US election cycle seemed to provide some reassurance to the stock market which promptly marched up to a nearly 11% total yearly return for the S&P 500.

If 2004 was a reprise of 2003, then 2005 may have many echoes from 2004. Corporate profits, employment, consumer spending continue at a very positive level. Intermediate and longer term interest rates are stable - even though short rates (more or less controlled by the Federal Reserve) have begun to move up. Inflation - which was quiescent for a number of years - exceeded 3% for 2004.

With the economic conditions as context, the broad stock market continued in 2004 to favor lower quality stocks. In 2004, patterns seemed to indicate that in the near future, quality stocks will once again be favored. The value style out-performed growth during 2004, in all market capitalization ranges. In more normalized equity markets, growth should perk up on a relative basis.

Both Seneca Capital Management (the fund's growth manager) and Todd Investment Advisors (the value manager) lagged their style indices - in no small part due to the under-performance of higher quality issues. Long term, both managers' performance is very good.


10-Year Results

     The graph below compares the initial and subsequent account values at the end of each of the past ten years, assuming a $10,000 initial investment on January 1, 1995 in the fund's predecessor and also in the S&P 500 Index and the Russell 1000(R) Index. The fund's performance reflected in the graph and following table does not give effect to any charges at the separate account level. Performance would be lower if charges assessed by participating separate accounts were reflected. The S&P 500 Index and the Russell 1000(R) Index returns assume the reinvestment of dividends, but do not reflect commissions or administrative and management costs. Past performance does not predict future performance for the fund or the indexes.


                          INITIAL INVESTMENT OF $10,000


                                        Ending Value
                -------------------------------------------------------
                American Fidelity
Year            Dual Strategy Fund         S&P 500         Russell 1000
----            ------------------         -------         ------------

 0                  $10,000                $10,000            $10,000
1995                 13,562                 13,753             13,778
1996                 17,244                 16,909             16,870
1997                 22,133                 22,550             22,408
1998                 27,998                 28,995             28,405
1999                 33,169                 35,096             34,350
2000                 33,289                 31,902             31,677
2001                 29,517                 28,112             27,797
2002                 22,123                 21,902             21,779
2003                 27,738                 28,181             28,284
2004                 30,001                 31,245             31,506


Average Annual Total Return as of 12/31/04

       1 Year            5 Years           10 Years

       8.16%              -1.99%            11.61%


EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

Actual Expenses

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period; however, you may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. As a result, the second line of the table is useful in comparing ongoing costs only; it will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table


                          Beginning            Ending          Expenses Paid
                           Account             Account         during Period*
                            Value               Value             July 1 -
                         July 1, 2004     December 31, 2004    Dec 31, 2004
                         ------------     -----------------    --------------
Actual                    $1,000.00           $1,054.47            $2.48

Hypothetical              $1,000.00           $1,025.14            $2.54
 (Assumes 5% return
 before expenses)


          *Expenses are equal to the Fund's annualized expenses ratio of 0.50%, multiplied by the average account value over the period, multiplied by .5027322 (the number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

PORTFOLIO HOLDINGS


     The following table depicts the portfolio holdings of the Fund by type of security and industry sector, showing the percentage of net asset value or total investments attributable to each as of December 31, 2004.


COMMON STOCK

Building Materials and Gardening Supplies                       1.03%
Business Services                                               9.76%
Chemical and Allied Products                                    7.63%
Communications                                                  1.78%
Depository Institutions                                         7.65%
Durable Goods, Wholesale                                        1.56%
Eating and Drinking Places                                      0.57%
Electric, Gas, Sanitary Service                                 2.07%
Electronic and Other Electric Equipment                         8.66%
Food and Kindred Products                                       1.31%
General Merchandise                                             5.75%
Health Services                                                 1.95%
Holding and Other Investment Offices                            2.82%
Home Furniture & Equipment                                      1.81%
Hotels, Other Lodging Places                                    1.27%
Industrial Machinery and Equipment                             12.47%
Instruments and Related Products                                1.30%
Insurance Carriers                                              5.43%
Miscellaneous Manufacturing Industries                          1.52%
Nondepository Institutions                                      1.37%
Nondurable Goods-Wholesale                                      1.74%
Oil and Gas Extraction                                          0.99%
Paper and Allied Products                                       2.87%
Personal Services                                               0.96%
Petroleum Refining and Related Industries                       4.61%
Printing, Publishing & Allied Lines                             1.57%
Railroad Transportation                                         0.93%
Rubber & Miscellaneous Plastic Products                         1.43%
Transportation By Air                                           1.39%
Transportation Equipment                                        0.53%
Water Transportation                                            1.68%
                                                              ------
         Total Common Stock                                    96.41%

Short-Term Investments                                          3.48%
Other Assets Less Liabilities                                   0.11%
                                                              ------
         TOTAL                                                100.00%
                                                              ======

AVAILABILITY OF PORTFOLIO HOLDINGS AND PROXY VOTING POLICIES AND RECORD

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each of (1) the Fund's Form N-Q, (2) a description of the policies and procedures that the Fund, its investment advisor and its sub-advisors use to determine how to vote proxies relating to its portfolio securities holdings and (3) information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by contacting the Fund at 1-800-662-1106, va.help@af-group.com or P.O. Box 25520, Oklahoma City, OK 73125-0520. The information is also available on the SEC's website at http//www.sec.gov and at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PARTICIPANTS' BENEFITS

     As a participant of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services which help you meet your investment needs. Some of the services you currently enjoy are the following:

     RE-INVESTMENT WITHOUT CHARGE
     Dividends and interest from investment income as well as capital gain contributions are automatically re-invested without charge.

     PROFESSIONAL MANAGEMENT
     Knowledgeable, full-time management constantly monitors market opportunities for your fund.

     CAPITAL FULLY INVESTED
     Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

     PERSONAL SERVICE
     Continuous personal service is available to you through the team of American Fidelity trained salaried representatives or directly from the Annuity Services Department in our Home Office.

Safekeeping of Securities          InvesTrust, N.A.
                                       Oklahoma City, Oklahoma
Independent Auditors               KPMG LLP
                                       Oklahoma City, Oklahoma
Underwriter                        American Fidelity Securities, Inc.
                                       Oklahoma City, Oklahoma
                                       Member NASD
Investment Advisor                 American Fidelity Assurance Company
                                       Oklahoma City, Oklahoma
Investment Sub-Advisors            Seneca Capital Management LLC
                                       Pasadena, California
                                   Todd Investment Advisors, Inc.
                                       Louisville, Kentucky
Board of Directors                 LYNDA L. CAMERON
American Fidelity                      President
Assurance Company                      Cameron Equestrian Centers, Inc.
                                   WILLIAM M. CAMERON
                                       Chairman of the Board and
                                       Chief Executive Officer
                                       American Fidelity Assurance Company
                                   WILLIAM E. DURRETT
                                       Senior Chairman of the Board
                                       American Fidelity Assurance Company
                                   CHARLES R. EITEL
                                       Chairman and Chief Executive Officer
                                       Simmons Company
                                   THEODORE M. ELAM
                                       Attorney
                                       McAfee and Taft
                                       A Professional Corporation
                                   DAVID R. LOPEZ
                                       President
                                       OKC Downtown
                                   PAULA MARSHALL-CHAPMAN
                                       Chief Executive Officer
                                       The Bama Companies, Inc.
                                   JOHN W. REX
                                       President
                                       American Fidelity Assurance Company
                                   GALEN P. ROBBINS, M.D.
                                       Physician
                                       Cardiovascular Clinic-Founding Physician

FOR MORE INFORMATION

To obtain information:

By telephone:
Call 1-800-662-1106

By mail Write to:
American Fidelity
Dual Strategy Fund, Inc.
P. O. Box 25520
Oklahoma City, OK  73125-0520

By E-mail Send your request to:
va.help@af-group.com

On the Internet Text-only versions of fund documents can be viewed online or downloaded from the SEC's web site: http://www.sec.gov

You may also obtain copies of fund documents by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.


                            2000 N. Classen Boulevard
                          Oklahoma City, Oklahoma 73106
                                 1-800-662-1106

GVA-276                                             Information Published 2/2005

Item 2:  Code of Ethics

          On June 2, 2004, the registrant amended and restated its previously adopted code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller and persons performing similar functions. A copy of the code of ethics, as amended and restated, is attached as Exhibit (a)(1).

          The material amendments to the Code of Ethics for Senior Officers include provisions to:

          (a) Address apparent conflicts of interest, as well as actual conflicts of interest.

          (b) Include a presumption of a conflict of interest when a Senior Officer or family member (i) influences investment decisions or financial reporting when the officer would benefit personally to the detriment of the Fund, (ii) causes the Fund to take action (or not take action) for the person's personal benefit, rather than the benefit of the Fund, (iii) receives gifts in excess of $100 during one calendar year, or is the recipient of inappropriate entertainment, from a company with which the Fund has current or prospective business dealings, or (iv) has a financial interest in commissions etc. paid by the Fund for effecting portfolio transactions or selling/redeeming shares.

          (c) Eliminate the presumption of a conflict of interest when a Senior Officer or family member acquires an ownership interest, is employed by or serves as an officer or director of (i) a company in which the Fund invests, and (ii) a company with which the Fund competes or does business.

          (d) Eliminate restrictions that duplicate restrictions on "Access Persons" pursuant to the Fund's 17j-1 Code of Ethics.

Item 3:   Audit Committee Financial Expert

          The registrant's Board of Directors has determined that the registrant does not have an Audit Committee Financial Expert serving on its audit committee. The registrant believes that, at this time, the experience provided by the members of its audit committee provides adequate oversight for the registrant's level of financial complexity.

Item 4:   Principal Accountant Fees and Services

          The following table details the aggregate fees billed for each of the last two fiscal years for the registrant's audit fees, audit-related fees, tax fees and other fees by the principal accountant. All such fees of the registrant are paid by the registrant's investment advisor, American Fidelity Assurance Company.

Service Fees Paid to Audit Firm

                               2004             2003        Percentage Approved*
                           -------------    -------------   --------------------
                           Dollar Amount    Dollar Amount      2004     2003

(a)  Audit Fees               $24,400          $22,600         N/A       N/A
(b)  Audit-Related Fees          0                0             0         0
(c)  Tax Fees                    0                0             0         0
(d)  All Other Fees              0                0             0         0
Total                         $24,400          $22,600          0         0

                  *This column represents the percentage of the non-audit fees that were required to be approved by the audit committee.

(e)  Audit Committee Pre-approval Policies and Procedures

          (1) Approval is required of all audit and significant permitted non-audit engagements of KPMG prior to the commencement of such engagement. The registrant's audit committee annually approves the engagement of the registrant's auditor and makes a recommendation to the board of directors that the directors approve the auditor at a board of directors meeting held in the first part of each calendar year.

          (2) No services described in (b) through (d) of this Item were performed; accordingly, no approvals were made by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Percentage of Hours on Audit Performed by Non Full-time Employees

        0%

(g)  Non-audit Fees for Services Rendered

          For the years ended December 31, 2004 and December 31, 2003, the aggregate non-audit fees billed by KPMG to the registrant, and to its investment advisor and any entity controlling, controlled by, or under common control therewith that provides ongoing services to the registrant were $49,000 and $0, respectively.

(h)  Audit Committee Consideration of Non-audit Services

          The registrant's audit committee has considered whether the provision of non-audit services (if any) that were rendered to the registrant's investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Item 5:   Audit Committee of Listed Registrants

          Not Applicable.

Item 6:   Schedule of Investments

          Included in Item 1:  Annual Report to Shareholders.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

          Not Applicable.

Item 8:   Portfolio Managers of Closed-End Management Investment Companies

          Not Applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

          Not Applicable.

Item 10:  Submission of Matters to a Vote of Security Holders

          There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors.

Item 11:  Controls and Procedures

          Based on their evaluation of the Fund's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, each of John W. Rex, the principal executive officer, and David R. Carpenter, the principal financial officer, has concluded that, in his judgment, the Fund's Disclosure Controls and Procedures are effective.

          There was no change in the Fund's internal controls over financial reporting (as defined in Rule 30A-3(d) under the Investment Company Act of 1940) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12:  Exhibits

          (a)(1)   Code of Ethics, as amended on June 2, 2004.

          (a)(2) Certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

          (a)(3)   Not Applicable to Registrant

          (b) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.




By:         JOHN W. REX
Name:       John W. Rex
Title:      President

Date:  February 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.


            JOHN W. REX
Name:       John W. Rex
Title:      President and Principal Executive Officer

Date:   February 17, 2005



            DAVID R. CARPENTER
Name:       David R. Carpenter
Title:      Executive Vice President and Principal Financial Officer

Date:   February 17, 2005

                                                                  Exhibit (a)(1)

                              Amended and Restated
                   American Fidelity Dual Strategy Fund, Inc.
                       Code of Ethics for Senior Officers
                           (Adopted February 19, 2003;
                       Amended and Restated June 2, 2004)

     American Fidelity Dual Strategy Fund, Inc. (the "Fund") has long maintained a policy of honest and ethical behavior. This Amended and Restated Code of Ethics for Senior Officers (the "Code") further ensures that the senior financial and senior executive officers of the Fund will maintain this policy by requiring them to conduct their personal and professional conduct consistent with the guidance of ethical and professional standards set forth herein.

     The implementation and enforcement of the Code furthers the Fund's primary objective, that is, to place the interests of the Fund's shareholders first. The Code also ensures that all personal securities transactions will be conducted with integrity and distinction, in such a manner so as to avoid any actual or apparent conflict of interest or any abuse of an individual's position of trust and responsibility. Finally, the Code underscores the Fund's fundamental concern that our personnel should avoid the appearance of impropriety and should not take advantage of their positions. Persons covered by the Code must adhere to these general principles as well as comply with the Code's specific provisions.

I.   To Whom Does the Code Apply

     This Code applies to the Fund's senior financial officers and senior executive officers who are identified on Exhibit A, as it may be amended and updated from time to time (collectively the "Senior Officers"). Senior Officers hold an important and elevated position in the Fund in that they are uniquely capable and empowered to ensure that shareholders' interests are preserved. For the purpose of this Code, Senior Officers shall include, but are not limited to, the Fund's Chairman, its President, its Principal Financial Officer, and any other person performing similar functions of a principal executive officer, principal financial officer, controller or principal accounting officer, regardless of whether such person is employed by the Fund or some third party.

II.  Basic Standards Of Ethics

     Senior Officers shall observe the highest standards of ethical conduct. In the performance of their duties, they shall protect and foster the interest of the Fund's shareholders through fair dealings, complete honesty and full disclosure in all matters of the business. Senior Officers shall render high standards of service, act in good faith, responsibly, with due care, competence and diligence, and without misrepresenting material facts or allowing their independent judgment to be subordinated. Senior Officers shall maintain the highest standards of integrity, both in and outside of the workplace.

     Senior Officers shall operate and manage the Fund and its portfolio of securities in the interest of all shareholders, and not in the interest of themselves, any sponsors, directors, brokers or other market intermediaries. Senior Officers shall manage the Fund in accordance with the Fund's fundamental objectives and investment policies and make investment decisions solely in the interest of the shareholders.

III. Compliance with Applicable Laws, Rules and Regulations

     Senior Officers shall at all times ensure full compliance with all applicable federal, state and local laws, and the rules and regulations of any private and public regulatory agencies. If any question exists relative to full compliance, the Senior Officer should seek guidance from the Fund's Compliance Committee of the Board of Directors (the "Compliance Committee"). If no such committee has been established, then the Board of Directors of the Fund shall constitute the Compliance Committee or it may designate a Compliance Committee or Compliance Officer. Senior Officers must not only comply with the applicable laws, rules and regulations, they must also promote a culture of high ethical standards and commitment to compliance, maintaining a work environment that encourages employees to raise concerns and promptly address those concerns.

IV.  Conflicts of Interest

     In order to maintain the highest degree of integrity and objectivity in the management of the Fund and the Senior Officers' independent judgment, Senior Officers must avoid any activity or personal interest that creates or appears to create a conflict between the interest of the Fund and the personal interest of the Senior Officer.

     Certain conflicts of interest potentially can arise out of the relationships between Senior Officers and the Fund, and these relationships already subject the Senior Officers to conflict of interest provisions in the Investment Company Act of 1940, as amended (the "Investment Company Act") and the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"). For example, Senior Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" of the Fund. Certain procedures and compliance policies, such as the 17j-1 Code of Ethics of the Fund and the Fund's investment advisor, American Fidelity Assurance Company ("AFA"), are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these procedures and policies, and such conflicts fall outside the parameters of this Code.

     This Code recognizes that the Senior Officers, some or all of whom may also be officers or employees of AFA, in the normal course of their duties (whether formally for the Fund, AFA or both), will be involved in establishing policies and implementing decisions that will have different effects on the Fund and AFA. The participation of the Senior Officers in such activities is inherent in the contractual relationship between the Fund and AFA and is consistent with the performance by the Senior Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically.

     An actual or apparent conflict of interest occurs when a Senior Officer's independent judgment can be in any way affected by his or her personal interest, financial or otherwise. Examples of an actual or apparent conflict of interest include, but are not limited to, situations in which a Senior Officer or a member of the Senior Officer's family:

     o Uses his or her personal influence or personal relationships to influence investment decisions or financial reporting by the Fund, whereby the Senior Officer would benefit personally to the detriment of the Fund;

     o Causes the Fund to take action, or fail to take action, for the individual personal benefit of the Senior Officer, rather than the benefit of the Fund;

     o Participates in any business arrangement or investment that they learned through the Senior Officer's position at the Fund;

     o Receives improper personal benefits as a result of the Senior Officer's position with the Fund;

     o Receives (1) any gifts, during one calendar year, that are valued at more than $100 or (2) any entertainment from a company with which the Fund has current or prospective business dealings unless such entertainment is reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o Has a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Senior Officer's employment, such as compensation or equity ownership.

     Before Senior Officers may make any investment, accept any position or benefit, or participate in any transaction or business arrangement that creates or appears to create a conflict of interest, Senior Officers must obtain the written approval of the Compliance Committee. Any transaction with even a hint of impropriety must be submitted to the Compliance Committee. Senior Officers should manage the Fund in an honest and ethical manner, and never act in a manner that could cause them to lose their independence and objectivity.

V.   Prohibited Activities

     Senior Officers shall not engage in any of the following:

     o Senior Officers shall not engage in any act, practice or course of business in connection with the purchase or sale, directly or indirectly, of any security held or to be acquired by the Fund, and in the purchase, sale and redemption of shares of the Fund, which is fraudulent, deceptive or manipulative.

     o Senior Officers shall not buy or sell securities ahead of transactions of the Fund, with access to information regarding the transaction that is not public and that is material to making an investment decision, so as to derive unfair advantage.

     o Senior Officers shall not indulge in self-dealing using their position to engage in transactions with the Fund by which Senior Officers may benefit unfairly at the expense of the Fund and its shareholders.

VI.  Disclosures

     The Fund is required to file various periodic reports with the Securities and Exchange Commission ("SEC"). It is the Fund's policy to make full, fair, accurate, timely and understandable disclosures to the SEC and the public in compliance with all applicable laws, rules and regulations. Among other things, a Senior Officer should:

     o Familiarize himself or herself with the disclosure requirements generally applicable to the Fund;

     o Avoid knowingly misrepresenting, or causing others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Board, auditors, governmental regulators or self-regulatory organizations;

     o Consult with other officers and employees of the Fund and AFA, to the extent appropriate within his or her area of responsibility, with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents that the Fund files with, or submits to, the SEC and in other public communications made by the Fund; and

     o Promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

VII. Confidentiality

     Senior Officers may use confidential and proprietary information for business purposes only. Senior Officers shall not use confidential information acquired in the course of the performance of their duties for personal advantage. Senior Officers shall not disclose confidential or proprietary information to individuals (including other employees) who do not have a business need to know the information, nor shall they assist anyone in gaining unauthorized access to confidential information.

VIII. Violations of the Code

     Should a Senior Officer observe or suspect any violations of this Code, applicable laws or regulations, the Senior Officer shall immediately report the violation to the Compliance Committee. Failure to report any such violation is itself a violation of the Code. If a Senior Officer has any question about whether a particular act or omission violates the Code, the Senior Officer should seek guidance from the Compliance Committee.

     Violation of the Code may result in civil or criminal liability, or both, under the Federal Securities Laws. In addition, any transaction that is considered to have been improper, or that appears improper in light of subsequent developments even though proper when made, is subject to reversal. Senior Officers' compliance with the Code is a condition of their employment, and violation of the Code may be cause for termination of employment.

     Senior Officers should take the time to carefully read the Code and should direct any questions they may have to the Compliance Committee. Senior Officers must return a signed copy of the Code to the designated recipient as indicated on the signature page, and should retain a copy of the Code for their records.

IX.  Waivers of and Amendments to the Code

     The Fund will waive application of the policies and procedures set forth in this Code only when circumstances warrant granting of a waiver, and then only in conjunction with any appropriate monitoring of the particular situation. Waivers of and amendments to the Code may only be made by the Board of Directors or the Compliance Committee and shall be disclosed as required by Form N-CSR.

X.   No Rights Created

     This Code is a statement of the fundamental principles and key policies and procedures that govern the Fund's Senior Officers in the management of the Fund. It is not intended and does not constitute an employment contract or assurances of continued employment, and does not create any rights in Senior Officers.

XI.  Certification of Compliance with the Code

     Senior Officers shall be asked to certify, on an annual basis, that they have read and understand the Code, and that they recognize that they are subject to the Code. The Fund will require Senior Officers to certify annually that they have complied with the Code's requirements and that they have disclosed or reported all violations of the Code and other relevant and material information that is required to be disclosed or reported pursuant to the Code.

                                 ACKNOWLEDGMENT

     I certify that I have read and understand the Fund's Code of Ethics for Senior Officers, and I recognize that I am subject to the Code. I have complied, and will comply, in all respects, with the Code's requirements and will generally conduct the business of the Fund in an honest and ethical manner.






                                      -----------------------------------------
                                                    (signature)

                                      -----------------------------------------
                                                    (print name)

                                      -----------------------------------------
                                                     (date)



          PLEASE RETURN ONE EXECUTED COPY OF THE CODE TO THE FUND'S LEGAL DEPARTMENT, ATTENTION: STEVE GARRETT. PLEASE RETAIN THE ADDITIONAL COPY OF THE CODE FOR YOUR REFERENCE.

     [Exhibit A to Amended and Restated Code of Ethics for Senior Officers]

                    Senior Officers Subject to Code of Ethics
                               As of June 2, 2004

John W. Rex, President and Principal Executive Officer

David R. Carpenter, Executive Vice President and Principal Financial Officer

Daniel D. Adams, Jr., Vice President and Secretary

Stephen P. Garrett, General Counsel and Chief Compliance Officer

                                                                  Exhibit (a)(2)
                             OFFICER'S CERTIFICATION


I, John W. Rex, certify that:

     1. I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

          a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

          d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:   February 17, 2005         By:    JOHN W. REX
                                  Name:  John W. Rex
                                  Title: President & Principal Executive Officer

                             OFFICER'S CERTIFICATION


I, David R. Carpenter, certify that:

     1. I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

          a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

          d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:   February 17, 2005         By:    DAVID R. CARPENTER
                                  Name:  David R. Carpenter
                                  Title: Executive Vice President &
                                         Principal Financial Officer

                                                                     Exhibit (b)

                   Certification of Periodic Financial Report
                Pursuant to Section 906 of the Sarbanes-Oxley Act


     In connection with the Form N-CSR of the registrant for the period ended December 31, 2004, the undersigned hereby certify pursuant to Section 906 of the Sarbanes-Oxley Act that:

          1. The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) or 15(d) of the Securities Exchange Act of 1934, and

          2. The information contained in such N-CSR report fairly presents, in all material respects, the financial condition and results of operation of the registrant as of and for the periods presented in the report.

          Dated:   February 17, 2005


                                         JOHN W. REX
                                  Name:  John W. Rex
                                  Title: President & Principal Executive Officer


                                          DAVID R. CARPENTER
                                  Name:   David R. Carpenter
                                  Title:  Executive Vice President &
                                          Principal Financial Officer